REGULATORY MATTERS (Detail Textuals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2013 Subsequent Event
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Retained earnings	$ 57,366	$ 55,546	$ 3,838